Notes Payable - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Oct. 26, 2017 USD ($) shares	Jan. 25, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 06, 2017 USD ($) Tranche	Jun. 30, 2015 USD ($) Tranche	Jun. 09, 2014 USD ($)	Aug. 06, 2013 USD ($)	Nov. 28, 2012 USD ($) Tranche
Debt Instrument [Line Items]
Net proceeds from issuance of debt			$ 1,526	¥ 9,926	¥ 0	¥ 10,407
Unsecured Senior Notes
Debt Instrument [Line Items]
Number of tranches issued and sold | Tranche								2	2			2
Net proceeds from issuance of debt			1,600	¥ 10,100	¥ 0	¥ 7,800
Discount on debt issued			19				¥ 121
Debt issuance cost			$ 26				¥ 172
Unsecured Senior Notes Due Two Thousand Seventeen
Debt Instrument [Line Items]
Debt face amount												$ 750
Debt, maturity date			Nov. 28, 2017	Nov. 28, 2017
Interest rate			2.25%				2.25%
Effective interest rate			2.36%				2.36%
Unsecured Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Debt face amount												$ 750
Debt, maturity date			Nov. 28, 2022	Nov. 28, 2022
Interest rate			3.50%				3.50%
Effective interest rate			3.59%				3.59%
Unsecured Senior Notes Due Twenty Eighteen
Debt Instrument [Line Items]
Debt face amount											$ 1,000
Debt, maturity date			Aug. 06, 2018	Aug. 06, 2018
Interest rate			3.25%				3.25%
Effective interest rate			3.39%				3.39%
Unsecured Senior Notes Due Twenty Nineteen
Debt Instrument [Line Items]
Debt face amount										$ 1,000
Debt, maturity date			Jun. 09, 2019	Jun. 09, 2019
Interest rate			2.75%				2.75%
Effective interest rate			3.00%				3.00%
Unsecured Senior Notes Due Two Thousand Twenty
Debt Instrument [Line Items]
Debt face amount									$ 750
Debt, maturity date			Jun. 30, 2020	Jun. 30, 2020
Interest rate			3.00%				3.00%
Effective interest rate			3.13%				3.13%
Unsecured Senior Notes Due Two Thousand Twenty Five
Debt Instrument [Line Items]
Debt face amount									$ 500
Debt, maturity date			Jun. 30, 2025	Jun. 30, 2025
Interest rate			4.13%				4.13%
Effective interest rate			4.22%				4.22%
Unsecured Senior Notes Due 2022 Five-Year Notes
Debt Instrument [Line Items]
Debt face amount								$ 900
Debt, maturity date			Jul. 06, 2022	Jul. 06, 2022
Interest rate			2.88%				2.88%
Effective interest rate			3.08%				3.08%
Unsecured Senior Notes Due 2027
Debt Instrument [Line Items]
Debt face amount								$ 600
Debt, maturity date			Jul. 06, 2027	Jul. 06, 2027
Interest rate			3.63%				3.63%
Effective interest rate			3.73%				3.73%
Convertible notes (the"iQIYI Notes") | iQIYI
Debt Instrument [Line Items]
Debt face amount		$ 1,500
Debt, maturity date		Jan. 25, 2018
Interest rate		1.50%
Convertible notes (the"iQIYI Notes") | iQIYI | Parent Company
Debt Instrument [Line Items]
Debt face amount		$ 300
Convertible notes (the"iQIYI Notes") | iQIYI | External Investors
Debt Instrument [Line Items]
Debt face amount		$ 1,200
Convertible notes (the"iQIYI Notes") | Preferred Stock | iQIYI
Debt Instrument [Line Items]
Notes converted to preferred shares	$ 1,500
Accrued interest converted shares | shares	1,014,436,019